Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Detail) $ in Thousands		12 Months Ended
		Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)		Mar. 31, 2022 CNY (¥)
Goodwill [Line Items]
Goodwill, Gross		¥ 1,632,113,000		¥ 1,632,113,000		¥ 1,632,113,000
Goodwill, Impaired, Accumulated Impairment Loss		(1,632,113,000)		(1,632,113,000)		(1,568,653,000)
Goodwill		0		0		63,460,000
Transaction during the year
Goodwill impairment recognized during the year		0	$ 0	(63,460,000)	[1]	(186,504,000)
LVB focused online business
Goodwill [Line Items]
Goodwill, Gross		1,568,653,000		1,568,653,000		1,568,653,000
Goodwill, Impaired, Accumulated Impairment Loss		(1,568,653,000)		(1,568,653,000)		(1,568,653,000)
Goodwill		0		0		0
Transaction during the year
Goodwill impairment recognized during the year	[1]			0
Brands And customized services business
Goodwill [Line Items]
Goodwill, Gross		63,460,000		63,460,000		63,460,000
Goodwill, Impaired, Accumulated Impairment Loss		(63,460,000)		(63,460,000)
Goodwill		¥ 0		0		¥ 63,460,000
Transaction during the year
Goodwill impairment recognized during the year	[1]			¥ (63,460,000)

[1]	Goodwill impairment